Investment Securities - FV and Unrealized Losses on AFS Securities by Type and Length of Time in Continuous Unrealized Loss Position (Details 2) - USD ($)	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Minimum disclosure of Unrealized losses on certain available-for-sale securities	$ 1,000,000
Fair Value
Less Than 12 Months	183,000,000	$ 435,000,000
12 Months or Longer	20,000,000	20,000,000
Total	203,000,000	455,000,000
Unrealized Losses
Less Than 12 Months	(7,000,000)	(15,000,000)
12 Months or Longer	(1,000,000)	(1,000,000)
Total	(8,000,000)	(16,000,000)
Bonds
Fair Value
Less Than 12 Months	182,000,000	434,000,000
12 Months or Longer	14,000,000	14,000,000
Total	196,000,000	448,000,000
Unrealized Losses
Less Than 12 Months	(7,000,000)	(15,000,000)
12 Months or Longer	0	0
Total	(7,000,000)	(15,000,000)
U.S. government and government sponsored entities
Fair Value
Less Than 12 Months	30,000,000	76,000,000
12 Months or Longer	0
Total	30,000,000	76,000,000
Unrealized Losses
Less Than 12 Months	0	(1,000,000)
12 Months or Longer	0	0
Total	0	(1,000,000)
Obligations of states, municipalities, and political subdivisions
Fair Value
Less Than 12 Months	19,000,000	36,000,000
12 Months or Longer	3,000,000	2,000,000
Total	22,000,000	38,000,000
Unrealized Losses
Less Than 12 Months	0	0
12 Months or Longer	0	0
Total	0	0
Corporate debt
Fair Value
Less Than 12 Months	85,000,000	189,000,000
12 Months or Longer	6,000,000	7,000,000
Total	91,000,000	196,000,000
Unrealized Losses
Less Than 12 Months	(7,000,000)	(13,000,000)
12 Months or Longer	0	0
Total	(7,000,000)	(13,000,000)
Residential mortgage-backed securities (“RMBS”)
Fair Value
Less Than 12 Months	16,000,000	68,000,000
12 Months or Longer	0	0
Total	16,000,000	68,000,000
Unrealized Losses
Less Than 12 Months	0	0
12 Months or Longer	0	0
Total	0	0
Commercial mortgage-backed securities (“CMBS”)
Fair Value
Less Than 12 Months	25,000,000	36,000,000
12 Months or Longer	5,000,000	5,000,000
Total	30,000,000	41,000,000
Unrealized Losses
Less Than 12 Months	0	0
12 Months or Longer	0	0
Total	0	0
Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)
Fair Value
Less Than 12 Months	7,000,000	29,000,000
12 Months or Longer	0	0
Total	7,000,000	29,000,000
Unrealized Losses
Less Than 12 Months	0	(1,000,000)
12 Months or Longer	0	0
Total	0	(1,000,000)
Preferred stock
Fair Value
Less Than 12 Months	0	0
12 Months or Longer	6,000,000	6,000,000
Total	6,000,000	6,000,000
Unrealized Losses
Less Than 12 Months	0	0
12 Months or Longer	(1,000,000)	(1,000,000)
Total	(1,000,000)	(1,000,000)
Other long-term investments
Fair Value
Less Than 12 Months	1,000,000	1,000,000
12 Months or Longer	0	0
Total	1,000,000	1,000,000
Unrealized Losses
Less Than 12 Months	0	0
12 Months or Longer	0	0
Total	$ 0	$ 0